Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2021 shares $ / shares	Sep. 30, 2021 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 26.45	$ 26.45
Fair value grant date (in USD per share) | $ / shares		28.33
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		24.77
Average strike price in USD per share, Expired (in USD per share) | $ / shares		18.75
Average strike price in USD per share, Exercised (in USD per share) | $ / shares		18.78
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares		$ 27.19
Number of awards, At beginning of the year (in shares) | shares	4,276,973	4,276,973
Number of awards, Granted (in shares) | shares		2,240,617
Number of awards, Forfeited (in shares) | shares		(145,653)
Number of awards, Expired (in shares) | shares		(1,675)
Number of awards, Exercised (in shares) | shares		(27,483)
Number of awards, At end of the year (in shares) | shares		6,342,779
Weighted average remaining contractual life of outstanding share options	9 years 3 months 14 days	8 years 10 months 20 days
Weighted average remaining contractual life of granted share options		9 years 5 months 15 days